Note 31 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Operating profit	$ 40,276	$ 38,360	$ 40,735
Impairment of property, plant and equipment (note 17)	8,209	497	0
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets	467	3,837	2,930
Unrealised foreign exchange gains (note 13)	(12,736)	(2,754)	(8,367)
Cash-settled share-based expense (note 12.1)	609	477	1,413
Cash-settled share-based expense included in production costs (note 9)	853	692	634
Cash portion of cash-settled share-based expense (note 12.1)	(1,468)	(420)	(1)
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	484	(0)	(0)
Depreciation (note 17)	10,141	8,046	4,628
Fair value loss on derivative instruments (note 14)	401	240	266
Write-down of inventory	563	0	0
Derecognition of property, plant and equipment	0	(38)	182
Expected credit losses on deferred consideration on the disposal of subsidiary	0	761	0
Cash generated from operations before working capital changes	47,799	49,698	42,420
Inventories	1,915	(4,016)	(5,707)
Prepayments	(1,375)	(4,272)	816
Trade and other receivables	(1,561)	(4,746)	539
Trade and other payables	2,879	2,039	(101)
Cash generated from operations	$ 49,657	$ 38,703	$ 37,967